Fair Value Measurements	6 Months Ended
Jun. 30, 2024
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 6 - FAIR VALUE MEASUREMENTS:

a.	Financial instruments measured at fair value on a recurring basis

The Company’s assets and liabilities that are measured at fair value as of June 30, 2024, and December 31, 2023, are classified in the tables below in one of the three categories described in “Note 2(bb) – Fair value measurement” in the 2023 annual financial statements:

	June 30, 2024
	Level 1	Level 3	Total
Financial Assets
RFI Shares	$3,383		$3,383

Financial Liabilities
Warrants and phantom warrants		1,531	1,531
NPAs		55,438	55,438
Earn-out liability		749	749
Other		$200	$200

	December 31, 2023
	Level 1	Level 3	Total
Financial Assets
RFI Shares	$1,857		$1,857

Financial Liabilities
Warrants and phantom warrants		21,566	21,566
CLAs		55,940	55,940
NPA		21,976	21,976
Earn-out liability		2,997	2,997
Facility loans		23,151	23,151
Other		$186	$186

The following is a roll forward of the fair value of liabilities classified under Level 3:

	Six months ended June 30, 2024
	Warrants*	CLAs	NPAs	Facility loans	Earn-out liability	Other
January 1 ,2024	$21,566	$55,940	$21,976	$23,151	$2,997	$186
Issuance	11,196	11,750	18,704	-	-	-
Payment	(1,500)	-	-	(24,600)	(2,210)	-
Conversion to equity	(445)	(69,570)	-	-
Reclassification to equity	(28,225)	-	-	-	-	-

Change in fair value	(1,061)	1,880	14,758	1,449	(38)	14
June 30, 2024	$1,531	$-	$55,438	$-	$749	$200

	Six months ended June 30, 2023
	Warrants*	CLAs	Facility loans	Earn-out liability	Other
January 1 ,2023	$8,267	$3,809	$29,745	$3,917	$185
Issuance	5,065	13,646	-	-	-
Change in fair value	1,252	13,835	104	953	2
June 30, 2023	$14,584	$31,290	$29,849	$4,870	$187

	Three months ended June 30, 2024
	Warrants*	CLAs	NPAs	Facility loans	Earn-out liability	Other
March 31 ,2024	$26,829	$64,907	$45,037	$-	$2,694	$186
Issuance	1,643	6,200	1,003	-	-	-
Payment	-	-	-	-	(1,883)	-
Conversion to equity	(445)	(69,570)	-	-	-	-
Reclassification to equity	(28,225)	-	-	-	-	-

Change in fair value	1,729	(1,537)	9,398	-	(62)	14
June 30, 2024	$1,531	$-	$55,438	$-	$749	$200

	Three months ended June 30, 2023
	Warrants*	CLAs	Facility loans	Earn-out liability	Other
March 31 ,2023	$11,496	$18,640	$31,180	$4,275	$185
Issuance	4,936	6,086	-	-	-
Change in fair value	(1,848)	6,564	(1,331)	595	2
June 30, 2023	$14,584	$31,290	$29,849	$4,870	$187

*	Including ‘phantom warrants’, see Note 16(d) in the 2023 annual financial statements.

Starting from the closing of the IPO, the Company utilized a Black-Scholes Option Pricing model with Level 3 inputs for the valuation of its liability-classified warrants. Inherent in pricing models are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The underlying stock price input is the closing stock price as of each valuation date and the exercise price is the price as stated in the warrant agreement. The volatility input was determined using the historical volatility of comparable publicly traded companies which operate in a similar industry or compete directly against the Company.

Volatility for each comparable publicly traded company is calculated as the annualized standard deviation of daily continuously compounded returns. The Black-Scholes analysis is performed in a risk-neutral framework, which requires a risk-free rate assumption based upon constant-maturity treasury yields, which are interpolated based on the remaining term of the warrants as of each valuation date.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

June 30, 2024
Exercise price	$14.35 - $31.08
Stock price	$12.02
Volatility	44.09% - 44.75%
Term (years)	4.17-5.33
Risk-free interest rate	4.44% - 4.48%
Dividend yield	0%

Significant decrease or increase in the estimated volatility would result in a significant lower or higher fair value measurement, respectively.

As of June 30, 2024, the agreed contingent consideration balance is $0.75 million (€0.7 million). The liability was settled during July 2024.

As of June 2024, the fair value of the 2024 NPA, measured under the fair value option, was measured by discounting the predicted cashflows of the loan using a spread equal to 0.25% below an ilCaa3 USD yield curve.

Financial instruments measured not at fair value on a recurring basis

Financial instruments not recorded at fair value on a recurring basis include cash and cash equivalents, restricted cash, bank deposits, trade receivables, trade and other payables and short-term borrowings. Due to their nature, their fair value approximates their carrying value.

The fair value of Vision’s bank loans approximates their carrying value.